EARNINGS PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $	$ 221.2		$ 1,342.4
Diluted net earnings (loss) attributable to common shareholders | $	$ 221.2		$ 1,342.4
Basic weighted average shares outstanding	1,259,059		1,257,163
Weighted average shares dilution adjustments:
Stock options	1,942		3,218
Restricted share units	3,203		2,929
Restricted performance share units	4,942		4,660
Diluted weighted average shares outstanding	1,269,146		1,267,970
Share option
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)			165
Weighted average share price | (per share)	$ 6.56	$ 8.56	$ 7.00	$ 8.63